[ING FUNDS LOGO]

May 22, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           ING Investors Trust (“Registrant”)

(SEC File Nos.: 033-23512; 811-05629)

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-12 under the Securities Exchange Act of 1934, as amended, attached for filing via the EDGAR system is a summary fact sheet in talking points form informing shareholders of ING American Funds Growth Portfolio, a series of the above mentioned Registrant, about its upcoming reorganization with and into ING Large Cap Growth Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480.477.2650.

Very truly yours,

/s/ Kristen Freeman

Kristen Freeman

Vice President and Counsel

ING Investment Management – ING Funds

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